Internally Generated Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Detail Information of Internally Generated Assets	Details are as follows:

	Year ended December 31,
	2017	2016	2015
	(millions of euros)
Intangible assets with a finite useful life	272	289	312
Tangible assets owned	354	350	344

Total	626	639	656